Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2025-B

Collection Period	01/01/26-01/31/26
Determination Date	2/9/2026
Distribution Date	2/17/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-288943-01.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$827,824,851.89
2.	Collections allocable to Principal		$22,229,817.93
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$4,095,870.15
5.	Pool Balance on the close of the last day of the related Collection Period		$801,499,163.81
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		44,604
7.	Initial Pool Balance		$923,081,739.63
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$83,234,637.59	$53,017,398.19
	b. Class A-2 Note Balance	$303,160,000.00	$303,160,000.00
	c. Class A-3 Note Balance	$177,040,000.00	$177,040,000.00
	d. Class B Note Balance	$60,920,000.00	$60,920,000.00
	e. Class C Note Balance	$71,540,000.00	$71,540,000.00
	f. Class D Note Balance	$68,770,000.00	$68,770,000.00
	g. Class E Note Balance	$14,770,000.00	$14,770,000.00
	h. Note Balance (sum a - g)	$779,434,637.59	$749,217,398.19
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.4084133	0.2601443
	b. Class A-2 Note Pool Factor	1.0000000	1.0000000
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class B Note Pool Factor	1.0000000	1.0000000
	e. Class C Note Pool Factor	1.0000000	1.0000000
	f. Class D Note Pool Factor	1.0000000	1.0000000
	g. Class E Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.8660385	0.8324638
10.	Overcollateralization Target Amount		$68,127,428.92
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$52,281,765.62
12.	Weighted Average Coupon		16.13%
13.	Weighted Average Original Term	months	69.49
14.	Weighted Average Remaining Term	months	56.31
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$11,374,923.31
	b. Liquidation Proceeds allocable to Finance Charge		$114.06
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$11,375,037.37
16.	Principal:
	a. Collections allocable to Principal		$22,229,817.93
	b. Liquidation Proceeds allocable to Principal		$933,124.50
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$23,162,942.43
17.	Total Finance Charge and Principal Collections (15d + 16d)		$34,537,979.80
18.	Interest Income from Collection Account		$86,212.41
19.	Simple Interest Advances		$0.00
20.	Available Collections (Ln17 + 18 + 19)		$34,624,192.21

Available Funds
21.	Available Collections	$34,624,192.21
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$34,624,192.21
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,552,171.60
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,552,171.60
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$317,859.21
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$317,859.21
	e. Class A-2 Monthly Interest	$1,058,533.67
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$1,058,533.67
	i. Class A-3 Monthly Interest	$607,837.33
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$607,837.33
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$220,835.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$220,835.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$287,948.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$287,948.50
32.	Tertiary Principal Distributable Amount	$0.00
33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$305,453.42
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$305,453.42

34.	Quaternary Principal Distributable Amount	$0.00
35.	Class E Noteholder Interest Amount
	a. Class E Monthly Interest	$84,804.42
	b. Additional Note Interest related to Class E Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class E Monthly Interest	$0.00
	d. Total Class E Note Interest (sum a - c)	$84,804.42
36.	Quinary Principal Distributable Amount	$0.00

37.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 36))	$4,435,443.15
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$46,062,902.70
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$11,375,037.37
	b. Total Daily Deposits of Principal Collections	$23,162,942.43
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$86,212.41
	e. Total Deposits to Collection Account (sum a - d)	$34,624,192.21
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,552,171.60
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$33,072,020.61
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$34,624,192.21
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$317,859.21
	b. Class A-2 Interest Distribution	$1,058,533.67
	c. Class A-3 Interest Distribution	$607,837.33
	d. Class B Interest Distribution	$220,835.00
	e. Class C Interest Distribution	$287,948.50
	f. Class D Interest Distribution	$305,453.42
	g. Class E Interest Distribution	$84,804.42
	h. Class A-1 Principal Distribution	$30,217,239.40
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class B Principal Distribution	$0.00
	l. Class C Principal Distribution	$0.00
	m. Class D Principal Distribution	$0.00
	n. Class E Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$33,100,510.95
46.	Withdrawals
	a. Class A-1 Distribution	$30,535,098.61
	b. Class A-2 Distribution	$1,058,533.67
	d. Class A-3 Distribution	$607,837.33
	e. Class B Distribution	$220,835.00
	f. Class C Distribution	$287,948.50
	g. Class D Distribution	$305,453.42
	h. Class E Distribution	$84,804.42
	i. Total Withdrawals from Note Payment Account (sum a - g)	$33,100,510.95

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$0.00
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$0.00
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$9,230,817.40
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$9,230,817.40
51.	Investment Earnings	$28,490.34
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$9,259,307.74
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$28,490.34
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Certificateholders if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$0.00
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$9,230,817.40
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,552,171.60
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$33,072,020.61
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$28,490.34
	b. the Certificateholders, if no unfunded Regular Principal distributable amount exists	$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$30,535,098.61
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$1,058,533.67
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$607,837.33
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$220,835.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$287,948.50
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$287,948.50
71.	Amount to be paid to Class E Noteholders from the Note Payment Account	$84,804.42
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$0.00

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	1,980	$39,074,087.67
	b. 61 to 90 days past due	768	$14,906,551.13
	c. 91 to 120 days past due	197	$3,903,626.67
	d. 121 or more days past due	2	$33,165.24
	e. Total Past Due (sum a - d)	2,947	$57,917,430.71
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)		7.2261%

74.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

75.	Defaulted Receivables (charge-offs)	188	$4,095,870.15
76.	Recoveries	132	$933,238.56
77.	Net Losses (Ln 75 - Ln 76)		$3,162,631.59
78.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 77 / Ln 1)		0.3820%

Cumulative Loss Activity
		Number of Loans	Principal Balance

79.	Defaulted Receivables (charge-offs)	364	$7,722,214.86
80.	Recoveries	184	$1,663,890.13
81.	Cumulative Net Losses (Ln 79 - Ln 80)		$6,058,324.73
82.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 81 / Ln 7)		0.6563%
83.	Average Net Loss on Defaulted Receivables		$16,643.75

Other Servicing Information

84.	Principal Balance of Receivables extended during the Collection Period		$22,048,668.78
85.	Pool Balance on the close of the last day of the preceding Collection Period		$827,824,851.89
86.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		2.66%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 09, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer